Annual Operating Expenses {- Fidelity® New Jersey Municipal Money Market Fund} - 11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-13 - Fidelity® New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund-Default
	Jan. 29, 2021
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.51%	[1]

[1]

(a)In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Fidelity® New Jersey Municipal Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® New Jersey Municipal Money Market Fund will be able to avoid a negative yield.